Investments	9 Months Ended
Sep. 30, 2018
Investments
Investments

Note 5 – Investments

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; and (iii) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015.

	At September 30,	At December 31,
	2018	2017
Equity investments	$165.2	$172.2
Warrants	0.8	0.8
Loan receivable	31.7	30.1
Total investments	$197.7	$203.1

The change in the fair value of equity investments recognized in other comprehensive income for the three and nine months ended September 30, 2018 and 2017 were as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Change in the fair value of equity investments	$15.6	$20.4	$(2.1)	$8.5
Deferred tax recovery (expense) in other comprehensive income	(2.0)	(2.7)	0.4	(1.1)
Change in the fair value of equity investments, net of tax	13.6	17.7	$(1.7)	$7.4